Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Fiscal Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO		Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs		Value of Initial Fixed $100 Investment Based on Total Shareholder Return(1)	Net Income (Loss)
(a)	(b)	(c)		(d)	(e)		(f)	(g)
2026	$1,109,102	$1,136,129	(2)	$733,360	$748,822	(3)	$380.97	$(17,208,080)
2025	$1,012,670	$1,130,991		$685,092	$757,676		$254.52	$(20,559,122)
2024	$300,000	$262,801		$230,000	$224,346		$96.98	$(6,897,483)

Named Executive Officers, Footnote [Text Block]

2.	George Bee was the Company’s PEO for all of fiscal years 2024, 2025, and 2026. The following table contains a reconciliation of the amounts reflected in the Summary Compensation Table for Mr. Bee for fiscal year 2026 (as reported in column (b), above) as compared to the Compensation Actually Paid to Mr. Bee for fiscal year 2026 (as reported in column (c), above).

PEO Total Compensation Amount	$ 1,109,102	$ 1,012,670	$ 300,000
PEO Actually Paid Compensation Amount	$ 1,136,129	1,130,991	262,801
Adjustment To PEO Compensation, Footnote [Text Block]

2026
Summary Compensation Table total for Mr. Bee for the covered year	$1,109,102

Less Grant date fair value of equity awards reported in the “Stock Awards” and “Options Awards” columns in the Summary Compensation Table for the covered fiscal year	$(422,435)

Plus Fair value as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of that covered fiscal year	354,648

Plus Change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year	$46,718

Plus Fair value of any equity awards that are granted and vest in the covered fiscal year	$-

Plus Change in fair value (whether positive or negative) as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in a prior fiscal year for which all applicable vesting conditions were satisfied during the covered fiscal year	$48,096

Less Fair value of any equity awards granted in a prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year determined as of the end of the prior fiscal year	-

Plus The dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	-

Compensation Actually Paid to Mr. Bee for the covered year	$1,136,129

Non-PEO NEO Average Total Compensation Amount	$ 733,360	685,092	230,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 748,822	757,676	224,346
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

2026
Average of Summary Compensation Table Total for non-PEOs named executive officers	$733,360

Less Average of grant date fair value of equity awards in the “Stock Awards” and “Options Awards” columns in the Summary Compensation Table for the covered fiscal year	$(258,360)

Plus Average of fair value as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of that covered fiscal year	216,718

Plus Average of the change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year	$28,137

Plus Average of fair value of any equity awards that are granted and vest in the covered fiscal year	$-

Plus Average of change in fair value (whether positive or negative) as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in a prior fiscal year for which all applicable vesting conditions were satisfied during the covered fiscal year	$28,967

Less Average of the fair value of any equity awards granted in a prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year determined as of the end of the prior fiscal year	-

Plus The dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	-

Average Compensation Actually Paid to the non-PEOs named executive officers for the covered year	$748,822

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Cumulative TSR

The following chart reflects the relationship between the amount of “compensation actually paid” to Mr. Bee and the average amount of “compensation actually paid” to the Company’s NEOs as a group (excluding Mr. Bee), and the Company’s cumulative TSR over the three years presented in the table. The Company does not use TSR as a performance measure in its overall executive compensation program.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and GAAP Net Income (Loss)

The following chart reflects the relationship between the amount of “compensation actually paid” to Mr. Bee and the average amount of “compensation actually paid” to the Company’s NEOs as a group (excluding Mr. Bee), and the Company’s net income (loss) as reported under US GAAP, over the three years presented in the table. The Company does not use net income as a performance measure in its overall executive compensation program.

Total Shareholder Return Amount	$ 380.97	254.52	96.98
Net Income (Loss) Attributable to Parent	$ (17,208,080)	$ (20,559,122)	$ (6,897,483)
PEO Name	George Bee	George Bee	George Bee
PEO [Member] | Less Grant Date Fair Value of Equity Awards Reported in “Stock Awards” and “Options Awards” columns in the Summary Compensation Table for Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (422,435)
PEO [Member] | Plus Fair value as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of that covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	354,648
PEO [Member] | Plus Change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	46,718
PEO [Member] | Plus Fair value of any equity awards that are granted and vest in the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Plus Change in fair value (whether positive or negative) as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in a prior fiscal year for which all applicable vesting conditions were satisfied during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	48,096
PEO [Member] | Less Fair value of any equity awards granted in a prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year determined as of the end of the prior fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Plus The dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Plus The dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Less Average of grant date fair value of equity awards in the “Stock Awards” and “Options Awards” columns in the Summary Compensation Table for the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(258,360)
Non-PEO NEO [Member] | Plus Average of fair value as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of that covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	216,718
Non-PEO NEO [Member] | Plus Average of the change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	28,137
Non-PEO NEO [Member] | Plus Average of fair value of any equity awards that are granted and vest in the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Plus Average of change in fair value (whether positive or negative) as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in a prior fiscal year for which all applicable vesting conditions were satisfied during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	28,967
Non-PEO NEO [Member] | Less Average of the fair value of any equity awards granted in a prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year determined as of the end of the prior fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount